General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of General and Administrative Expenses [Abstract]
Advertising and promotion	$ 3,497,087	$ 230,015	$ 2,135,054	$ 724,785
Insurance	4,777		910
Office and administrative	20,045	1,764	20,880	6,297
Rent	11,611	3,628	7,831	6,926
Transfer agent and filing fees	115,629	75,451	128,619	139,221
Travel expenses	3,018	5,001	11,901	142,058
Total general and administrative expenses	$ 3,652,167	$ 315,859	$ 2,305,195	$ 1,019,287